united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

The Gold Bullion Strategy Portfolio

Semi-Annual Report
June 30, 2022

1-855-650-QGLD (7453)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

June 30, 2022

Dear Shareholders,

This semi-annual report for The Gold Bullion Strategy Portfolio (“Portfolio”) covers the period from January 1, 2022 to June 30, 2022. Flexible Plan Investments, Ltd. serves as the sub-advisor to The Gold Bullion Strategy Portfolio. During the period, the Portfolio returned -4.92%, compared with a return of - 1.53% in the S&P GSCI Gold Index, while the S&P 500 TR Index returned -19.96%. The sub-index of the S&P GSCI tracks the COMEX gold future.

Gold’s performance was largely affected by three major themes: inflation, the U.S. dollar, and geopolitical tensions. In the first three months of 2022, gold recorded gains driven by inflationary pressures and an escalating Russia-Ukraine war. However, in the second quarter, gold gave up those gains and more against a backdrop of an increasingly hawkish stance among central banks to tame inflation and a strengthening U.S. Dollar.

Historically, gold has performed well in environments of high inflation and geopolitical instability while a strong U.S. Dollar has been a headwind for gold. These themes seemed to have created a push-pull effect on the commodity with the strong greenback ultimately winning out during the period.

The Gold Bullion Strategy Portfolio seeks returns that reflect the daily performance of the price of gold bullion and, as such, is a vehicle for investors to capture potential returns resulting from those movements. To meet its goal, the Portfolio utilizes gold-bullion-related futures contracts and exchange-traded funds (ETFs). Additionally, in an effort to reflect the daily performance of the price of gold bullion net of fees, the Portfolio invests in investment-grade fixed-income corporate notes and bonds, with an objective of generating interest income to partially offset those fees. The Portfolio’s underperformance versus the S&P GSCI Gold Index for the period can largely be attributed to unfavorable effects from rising interest rates and portfolio expenses.

The Portfolio continues to endeavor to execute its strategy consistently, regardless of the market environment or perceived outlook for gold. We encourage our investors to maintain a long-term perspective as the market reacts to inevitable challenges and opportunities. As an asset class, gold historically has been uncorrelated with other asset classes and tended to provide a valuable hedge to investor portfolios in times of market volatility or economic and geopolitical uncertainty. We thank you for your confidence in The Gold Bullion Strategy Portfolio and its potential to help you achieve your financial goals.

Best regards,

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred

The Gold Bullion Strategy Portfolio
Portfolio Review (Unaudited)
June 30, 2022

The Portfolio’s performance figures* for the periods ended June 30, 2022, as compared to its benchmarks:

			Annualized
					Since Inception
	Six Months	One Year	Three Year	Five Year	November 1, 2013
The Gold Bullion Strategy Portfolio	(4.92)%	(2.80)%	4.53%	4.62%	1.44%
S&P 500 Total Return Index **	(19.96)%	(10.62)%	10.60%	11.31%	11.36%
S&P GSCI Gold Index***	(1.53)%	1.31%	6.95%	6.55%	2.83%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Returns greater than 1 year are annualized. The Portfolio’s total annual operating expense ratio including underlying funds, as provided in the Portfolio’s prospectus dated May 1, 2022, was 1.61%. For performance information current to the most recent month-end, please call 1-855-650-7453.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

***	The S&P GSCI Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.

The Portfolio’s holdings as of June 30, 2022 by types of investments are as follows:

Holdings by type of Investment*:	% of Net Assets
Exchange Traded Funds:
Fixed Income Funds	73.3%
Commodity Fund	1.6%
Short-Term Investments	23.2%
Collateral for Securities Loaned	18.8%
Liabilities in Excess of Other Assets	(16.9)%
100.0%

*	The Holdings by type of Investment detailed do not include derivative exposure.

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Portfolio’s holdings.

THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.9%
	COMMODITY - 1.6%
1,851	SPDR Gold Shares(a),(b)	$311,819

	FIXED INCOME - 73.3%
8,870	Blackrock Short Maturity Bond ETF	436,936
43,560	Invesco BulletShares 2022 Corporate Bond ETF	923,036
44,040	Invesco BulletShares 2023 Corporate Bond ETF	922,638
44,530	Invesco BulletShares 2024 Corporate Bond ETF	923,552
18,630	Invesco Ultra Short Duration ETF	923,117
8,830	iShares Short-Term National Muni Bond ETF (e)	924,236
18,290	iShares Trust iShares 1-5 Year Investment Grade	924,560
9,310	PIMCO Enhanced Short Maturity Active ETF (e)	922,714
18,650	PIMCO Short Term Municipal Bond Active ETF	925,600
30,500	SPDR Bloomberg Investment Grade Floating Rate ETF	918,355
19,550	SPDR Nuveen Bloomberg Short Term Municipal Bond (e)	923,933
31,060	SPDR Portfolio Short Term Corporate Bond ETF	923,414
14,620	SPDR SSgA Ultra Short-Term Bond ETF	582,168
41,280	VanEck Short High Yield Muni ETF	927,149
54,150	VanEck Short Muni ETF (e)	925,965
12,040	Vanguard Short-Term Bond ETF (e)	924,552
		13,951,925

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,528,818)	14,263,744

	SHORT-TERM INVESTMENTS — 23.2%
	MONEY MARKET FUNDS - 23.2%
2,661,732	Fidelity Government Portfolio, Class I, 1.21%(c)	2,661,732
1,757,439	First American Government Obligations Fund, Class Z, 1.23% (b),(c)	1,757,439
	TOTAL MONEY MARKET FUNDS (Cost $4,419,171)	4,419,171

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,419,171)	4,419,171

The accompanying notes are an integral part of these consolidated financial statements.

THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 18.8%
3,574,875	Mount Vernon Liquid Assets Portfolio, LLC, 1.61%(c), (d)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,574,875)	$3,574,875

	TOTAL INVESTMENTS – 116.9% (Cost $22,522,864)	$22,257,790
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.9)%	(3,214,613)
	NET ASSETS - 100.0%	$19,043,177

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
104	COMEX Gold 100 Troy Ounces Future(b)	08/29/2022	$18,800,080	$(487,988)
	TOTAL FUTURES CONTRACTS

ETF - Exchange-Traded Fund

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.

(c)	Rate disclosed is the seven-day effective yield as of June 30, 2022.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	All or a portion of the security is on loan. Total loaned securities had a value of $3,495,575 at June 30, 2022.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement of Assets and Liabilities (Unaudited)
June 30, 2022

ASSETS
Investment securities:
At cost	$22,522,864
At value (a)	$22,257,790
Deposit with broker for futures contracts	1,338,937
Dividends and interest receivable	2,602
TOTAL ASSETS	23,599,329

LIABILITIES
Payable for collateral on securities loaned	3,574,875
Unrealized depreciation on futures contracts	487,988
Payable for Portfolio shares redeemed	252,240
Payable for investments purchased	206,051
Payable to related parties	14,987
Investment advisory fees payable	11,753
Distribution (12b-1) fees payable	8,258
TOTAL LIABILITIES	4,556,152

NET ASSETS	$19,043,177

Composition of Net Assets:
Paid in capital	20,417,613
Accumulated deficit	(1,374,436)
NET ASSETS	$19,043,177

Net Asset Value Per Share:
Shares:
Net Assets	$19,043,177
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	921,031
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$20.68

(a)	Includes loaned securities with a value of $3,495,575.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME
Dividends	$75,043
Securities lending	17,470
Interest	5,782
TOTAL INVESTMENT INCOME	98,295

EXPENSES
Investment advisory fees	79,286
Distribution fees	52,857
Administrative services fees	16,609
TOTAL EXPENSES	148,752

NET INVESTMENT (LOSS)	(50,457)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) from:
Investments	(430,393)
Futures contracts	495,909
Net Realized Gain on Investments and Futures Contracts	65,516

Net change in unrealized depreciation on:
Investments	(181,908)
Futures contracts	(958,368)
Net Change in Unrealized Depreciation on Investments and Futures Contracts	(1,140,276)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(1,074,760)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,125,217)

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(50,457)	$(95,705)
Net realized gain (loss) on investments and futures contracts	65,516	(838,331)
Gain distributions from underlying investment companies	—	11,754
Net change in unrealized deprecaition on investments & futures contracts	(1,140,276)	(734,449)
Net decrease in net assets resulting from operations	(1,125,217)	(1,656,731)

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid	—	(2,689,372)
Total distributions to shareholders	—	(2,689,372)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,403,354	17,626,751
Reinvestment of dividends and distributions	—	2,689,372
Payments for shares redeemed	(13,849,768)	(18,283,327)
Net increase (decrease) from shares of beneficial interest transactions	(446,414)	2,032,796

NET DECREASE IN NET ASSETS	(1,571,631)	(2,313,307)

NET ASSETS
Beginning of period	20,614,808	22,928,115
End of period	$19,043,177	$20,614,808

SHARE ACTIVITY
Shares Sold	606,828	700,911
Shares Reinvested	—	125,379
Shares Redeemed	(633,664)	(739,338)
Net increase (decrease) in shares of beneficial interest outstanding	(26,836)	86,952

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months
	Ended June 30,		Year Ended December 31,
	2022		2021	2020	2019		2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$21.75		$26.63	$23.62	$20.06		$23.42	$21.05
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)		(0.13)	(0.05)	0.18		0.10	(0.02)
Net realized and unrealized gain (loss)	(1.02)		(1.48)	4.73	3.43		(1.15)	2.39
Total income (loss) from investment operations	(1.07)		(1.61)	4.68	3.61		(1.05)	2.37
Less distributions:
Distributions from net investment income	—		(3.27)	(1.66)	(0.05)		(2.31)	—
Distributions from net realized gains	—		—	(0.01)	—		—	—
Total distributions	—		(3.27)	(1.67)	(0.05)		(2.31)	—
Net asset value, end of year/period	$20.68		$21.75	$26.63	$23.62		$20.06	$23.42
Total return (b)	(4.92	)% (c)(f)	(5.87)%	19.69%	17.99	% (c)	(4.36)%	11.26%
Net assets, end of year/period (in 000s)	$19,043		$20,615	$22,928	$12,961		$5,483	$4,807
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (d)	1.41	% (g)	1.47%	1.55%	1.52%		1.52%	1.52%
Ratios of net investment income (loss) to average net assets (d,e)	(0.48	)% (g)	(0.51)%	(0.20)%	0.82%		0.45%	(0.08)%
Portfolio turnover rate	111	% (f)	184%	215%	163%		253%	271%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns assume reinvestments of all distributions.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Not Annualized.

(g)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
June 30, 2022

1.	ORGANIZATION

The Gold Bullion Strategy Portfolio (the “Portfolio”) is a diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio currently offers shares at net asset value. The Portfolio seeks returns that reflect the performance of the price of gold bullion. The Portfolio commenced operations on November 1, 2013.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

Securities Valuation – Portfolio securities will be valued each day at the last quoted sales price on each security’s primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask price on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and future options are valued at 4:00 p.m. Eastern Time or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end mutual funds are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

GBSP Fund Limited (“GBSP Fund Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Portfolio that can invest in gold bullion-related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiary” for additional information.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment Companies – The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies and ETFs. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on or exchange and are valued at the investment company’s NAV per unit as provided by the Underlying Fund’s administrator.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2022 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange-Traded Funds	$14,263,744	$—	$—	$14,263,744
Short-Term Investments	4,419,171	—	—	4,419,171
Collateral for Securities Loaned	3,574,875	—	—	3,574,875
Total Assets	$22,257,790	$—	$—	$22,257,790
Liabilities *
Derivatives:
Futures Contracts	$(487,988)	$—	$—	$(487,988)
Total Liabilities	$(487,988)	$—	$—	$(487,988)

*	Refer to the Consolidated Portfolio of Investments for sector classifications.

The Portfolio did not hold any Level 2 or Level 3 securities during the current period.

Consolidation of Subsidiary – The consolidated financial statements of the Portfolio include the accounts of GBSP Fund Ltd., a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Portfolio may invest up to 25% of its total assets in GBSP Fund Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Portfolio’s investment objectives and policies. The subsidiary commenced operations on November 15, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Portfolio’s investment in GBSP Fund Ltd. is as follows:

		GBSP Fund Ltd. Net
	Inception Date of	Assets at	% Of Net Assets at
	GBSP Fund Ltd.	June 30, 2022	June 30, 2022
GBSP Fund Ltd.	11/15/2013	$2,828,822	14.85%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance. The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSP Fund Ltd.).

General Market Risk – The risk that the value of the Portfolio’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions;

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Portfolio and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Exchange Traded Funds – The Portfolio may invest ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.

Mutual Fund and ETN Risk – Mutual funds and exchange traded notes (“ETNs”) are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETNs may not provide an effective substitute for gold bullion because changes in derivative prices held by these instruments may not track those of the underlying gold bullion.

Futures Contracts – The Portfolio is subject to commodity risk in the normal course of pursuing its investment objective. The Portfolio may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the year the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If the Portfolio was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Portfolio segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the normal course of business, the Portfolio purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the consolidated financial statements.

Derivatives Risk – Futures are subject to inherent leverage that may magnify Portfolio losses. These derivatives may not provide an effective substitute for gold bullion because changes in derivative prices may not track those of the underlying gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Gold Risk – The price of gold may be volatile and gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed. The Portfolio identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

For tax purposes, GBSP Fund Ltd. is an exempted Cayman Islands investment company. GBSP Fund Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GBSP Fund Ltd. is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of GBSP Fund Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio (or fund) are charged to that portfolio. Expenses which are not readily identifiable to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $16,964,495 and $17,136,344, respectively.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The Portfolio’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the six months ended June 30, 2022, the Portfolio was subject to a master netting arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2022:

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
Assets: (A)				Liabilities
Liabilities: (L)
			Net Amounts of
		Gross Amounts	Assets or Liabilities
	Gross Amounts	Offset in the	Presented in the
	of Recognized	Consolidated	Consolidated		Cash Collateral
	Assets or	Statement of Assets	Statement of Assets	Financial	Received or
Description	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged(1)	Net Amount
Futures Contracts (L)	$(487,988)	$—	$(487,988)	$—	$487,988	$—
Securities Lending (L)	(3,574,875)	—	(3,574,875)	—	3,574,875	—
Total	$(4,062,863)	$—	$(4,062,863)	$—	$4,062,863	$—

(1)	Detailed collateral amounts are presented in the Consolidated Statement of Assets and Liabilities.

The Portfolio and GBSP Fund Ltd. use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 2.

The following is a summary of the location of derivative investments on the Portfolio’s Consolidated Statement of Assets and Liabilities as of June 30, 2022:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Futures Contracts	Unrealized depreciation on futures contracts

At June 30, 2022, the fair value of derivative instruments was as follows:

Asset Derivatives
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$(487,988)	$(487,988)

The following is a summary of the location of derivative investments on the Portfolio’s Consolidated Statement of Operations for the six months ended June 30, 2022:

Derivative Investment Type	Location of Gain/Loss on Derivative
Futures Contracts	Net realized gain from futures contracts
Net change in unrealized depreciation on futures contracts

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

The following is a summary of the Portfolio’s realized gain (loss) and unrealized appreciation/(depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2022:

Realized gain on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$495,909	$495,909

Changes in unrealized depreciation on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$(958,368)	$(958,368)

The derivative instruments outstanding as of June 30, 2022 as disclosed in the Consolidated Portfolio of Investments and in the Notes to Consolidated Financial Statements and the amounts of realized and changes in unrealized gains and losses on futures contracts during the year as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Portfolio. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Portfolio. Sub-Advisor expenses are the responsibility of the Advisor.

Pursuant to an advisory agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets. Pursuant to the advisory agreement, the Advisor earned $79,286 in advisory fees for the six months ended June 30, 2022.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Portfolio pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Portfolio as shown in the consolidated Statement of Operations under Administrative services fees. Under the terms of the Portfolio’s agreement with UFS, UFS pays for certain operating expenses of the Portfolio. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Portfolio as follows:

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio. These expenses are the responsibility of UFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly distribution and service fee is calculated by the Portfolio at an annual rate of up to 0.75% of its average daily net assets and is paid to Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor, and principal underwriter of the Portfolio, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of accounts, not otherwise required to be provided by the Advisor. Currently, the Portfolio is incurring 0.50%. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2022, pursuant to the Plan, distribution fees were $52,857, paid by the Portfolio.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $50,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates. The Advisor pays trustee fees.

During the six months ended June 30, 2022, Ceros executed trades on behalf of the Portfolio and received $6,288 in trade commissions.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, Jefferson National Life Insurance Co. held 100% of the voting securities of shares.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Portfolio for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at June 30, 2022, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$22,688,917	$—	$(431,127)	$(431,127)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2021 and December 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2021	December 31, 2020
Ordinary Income	$2,689,372	$1,478,573
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,689,372	$1,478,573

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$—	$(249,219)	$(249,219)

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gains/(losses) is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2021, the Portfolio utilized capital loss carryforwards in the amount of $81.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Permanent book and tax differences, primarily attributable to adjustments for net operating losses and the Portfolio’s holding in GBSP Ltd, resulted in reclassifications for the year ended December 31, 2021 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(1,512,310)	$1,512,310

9.	SECURITIES LENDING

The Portfolio has entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Portfolio is authorized to loan securities to the Lending Agent. In exchange, the Portfolio receives cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Consolidated Statement of Assets and Liabilities and on the Consolidated Portfolio of Investments. Securities lending income is disclosed in the Portfolio’s Consolidated Statement of Operations. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Portfolio’s cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

As of June 30, 2022, the Portfolio loaned securities which were collateralized by cash. The value of securities on loan and the value of the related overnight and continuous collateral were $3,495,575 and $3,574,875, respectively.

10.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Gold Bullion Strategy Portfolio
EXPENSE EXAMPLE (Unaudited)
June 30, 2022

As a shareholder of The Gold Bullion Strategy Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Gold Bullion Strategy Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Gold Bullion Strategy Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	1/1/2022	6/30/2022	1/1/2022-6/30/2022
The Gold Bullion Strategy Portfolio	1.41%	$1,000.00	$950.80	$6.82

Table 2
	Annualized	Beginning	Ending	Expenses Paid During
Hypothetical	Expense	Account	Account	Period *
(5% return before expenses)	Ratio	1/1/2022	6/30/2022	1/1/2022-6/30/2022
The Gold Bullion Strategy Portfolio	1.41%	$1,000.00	$1,017.80	$7.05

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

The Gold Bullion Strategy Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for The Gold Bullion Strategy Portfolio (and subsidiary)

At a video conference meeting held on May 11, 2022 (the “Meeting”), held in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations required under the Investment Company Act of 1940, as amended (the “1940 Act”) in light of travel concerns related to the COVID-19 pandemic (the “SEC Relief Order”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the ” Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of The Gold Bullion Strategy Portfolio (and subsidiary) (“Gold Portfolio” and “GBSP Fund Limited”, respectively); and the renewal of each sub-advisory agreement (the ” Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “FPI”). The Directors of the GBSP Fund Limited, a wholly owned foreign subsidiary of the Portfolio, approved an investment advisory agreement between GBSP Fund Ltd. and the Adviser (“Subsidiary Advisory Agreement”) as well as a sub-advisory agreement (“Subsidiary Sub-Advisory Agreement”) between the Adviser and FPI with respect to the GBSP Fund Ltd. The Portfolio level agreements and subsidiary agreements are referred to collectively for convenience and references to the Portfolio include the subsidiary as the context indicates. The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors.

In connection with the Board’s consideration and approval of the renewal of Advisory Agreement and Sub-Advisory Agreements (together the “Advisory Agreements”), the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Gold Portfolio’s anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (f) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (g) information regarding the performance of each Fund as compared to their respective benchmarks and Morningstar categories. The Board’s review of materials and deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board. The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements.

Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements. The Board reviewed the quality of work and abilities of the Adviser and its relationship with FPI and the performance of the Portfolio. In light of Portfolio’s performance and the compliance/review relationship with the FPI, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties to the Portfolio. The Board conducted some of its deliberations on a joint basis for the Adviser and FPI given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Portfolio and its subsidiary.

The Gold Bullion Strategy Portfolio
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

Nature, Extent and Quality of Services.

With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection, trade execution and compliance, will be made for the Gold Portfolio by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Advisers performing services for the Gold Portfolio, including the team of individuals that primarily monitor and execute the investment and administration process, and the portfolio managers. Counsel reported there were no changes in management within the Adviser and no changes within the Sub-Adviser. Further reviewed by the Board was a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each the of the Adviser and the Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

The Board also reviewed the balance sheet of the Adviser as of December 31, 2021, and found the financial resources greatly improved over previous years. Management noted the Adviser has access to additional capital if the need should arise. There was discussion with respect to legal fees and how they were reflected on the income statement and balance sheet, and the Board noted the net income for the Adviser was improved from prior years.

With respect to Flexible Plan Investments, Inc. (“Flexible Plan” or “FPI”), the Board reviewed an income statement and balance sheet as of December 31, 2021, reflecting assets available to the Sub-Adviser to continue sub-advising the Gold Portfolio. The Board concluded that the Adviser and Sub-Adviser have adequate financial resources to continue to service the Gold Portfolio and GBSP Fund, Ltd.

The Board also discussed the Adviser’s compliance program with the CCO of the Trust. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Agreement.

Regarding the compliance programs of FPI, the CCO noted that she works with the CCO of the Sub-Adviser. The Board confirmed with the CCO that she had reviewed the policies and procedures manual of Flexible Plan, including the latest revisions and business continuity plans. There was further Board discussion around the SEC Exam of Flexible Plan, and the CCO reported that the CCO had reported there were no findings relative to the Gold Portfolio. The findings related to clients where a referring broker was dropped by the client and the scope of fiduciary oversight provided.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, would not directly control the performance of Gold Portfolio. The Board considered the Adviser’s other responsibilities under the Advisory Agreements, including with respect to trade oversight, reviewing daily positions and balance reports for the Gold Portfolio, obtaining derivative agreements and reporting to the Board, and concluded that

The Gold Bullion Strategy Portfolio
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

the Adviser appears to be reasonably monitoring the Sub-Adviser’s adherence to the Gold Portfolio’s investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance results from the Sub-Adviser’s daily management and investment strategies, the Board considered the updated performance of Gold Portfolio through March 31, 2022, compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. The Trustees also reviewed the Sub-Adviser’s strategy and Gold Portfolio’s performance for various periods with explanations for over/under performance.

In reviewing the performance, the Board found the Gold Portfolio slightly lagged the benchmark S&P GSCI Gold Index for the one-, three-, and five-year periods ended March 31, 2022. The Trustees also noted the Fund lagged the S&P 500 Index for the one-year and five-year periods presented. They also noted it underperformed the Morningstar Commodities Broad Basket category for the same periods. The Trustees noted that S&P 500 and commodities indexes are presented primarily for market performance reference points but do not serve as direct comparisons because they are outside the gold-tracking investment mandate of the Gold Portfolio and that the portfolio also includes a short-term fixed income element. The Board found the performance of the Gold Portfolio was delivering on its gold price tracking mandate and was satisfactory.

Fees and Expenses. As to the costs of the services to be provided to the Gold Portfolio by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of Gold Portfolio compared to its peer group and Morningstar category as presented in the Meeting Materials.

The Board noted that advisory fees of 0.75% for Gold Portfolio, was close to the average for the Morningstar Commodity Broad Basket category, and well below the maximum management fee. With respect to Gold Portfolio, the Trustees noted the net expenses of 1.61% was within range of the Morningstar Commodity A Class (plus 0.25%) average and well below the maximum net expenses. The Board concluded that the advisory fee and net expenses for Gold Portfolio are reasonable.

For the Gold Portfolio, the Board reviewed and considered the split of the Advisory fee between the Adviser and the sub-adviser (the sub-adviser being paid by the Adviser, not the Fund), and determined it was acceptable and reasonable for the services to be provided to the Gold Portfolio.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser for the most recent fiscal years from Gold Portfolio with respect to advisory fees and from the total relationship with Gold Portfolio. They considered whether profits from Gold Portfolio were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, including the reverse breakpoint split fees applicable to the Gold Portfolio and any breakpoints in fee structures. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 50% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

During their review, the Board noted that taking into account the fees paid to the Sub-Adviser, with respect to Gold Portfolio, the Board acknowledged the Adviser was operating at a loss. The Board concluded that based on the assets levels and services provided, the Adviser having excess profits was not a concern.

The Gold Bullion Strategy Portfolio
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

Profitability Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the most recent fiscal year from Gold Portfolio with respect to sub-advisory fees and from the total relationship Gold Portfolio. The Board noted that the Sub-Adviser usually charges higher fees from separately managed accounts with similar investment strategies, if any. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 50% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

With respect to the Gold Portfolio, the Board discussed that the sub-advisor operated at a loss with respect the sub-advisory fees and at a loss from the total relationship with the Portfolio. The Board concluded that based on the assets levels and services provided, the Sub-Adviser having excess profits from Gold Portfolio is not of current concern.

Economies of Scale. As to the extent to which Gold Portfolio will realize economies of scale, the Adviser reported an estimate of $500 million to be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for the growth of Gold Portfolio and concluded that any material economies of scale were not a concern at present assets levels. The Board also confirmed that economies of scale is not a concern for approval of any sub-advisory agreements.

Conclusion. The Board was assisted by counsel throughout the Advisory Agreement a review process. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating each of the Advisory Agreement. In considering the approval the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions that approval of the renewal was in the best interest of the Gold Portfolio and its shareholders.

The Gold Bullion Strategy Portfolio
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Portfolio has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Portfolio’s liquidity risk, taking into consideration, among other factors, the Portfolio’s investment strategies and the liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions; short and long-term cash flow projections; and cash holdings and access to other funding sources.

During the six months ended June 30, 2022, the Trust’s Liquidity Program Administrator (“LPA”) and the Board reviewed the Portfolio’s investments and they determined that, generally, the Portfolio held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and the LPA concluded that (i) the Portfolio’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Portfolio’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-650-7453 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-650-7453.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

GOLDVIT-SAR22

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 8/29/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 8/29/22

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 8/29/22